Schedule of trade payables (Details) - AUD ($)		Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Trade payables		$ 773,917	$ 661,755
Sundry payables		1,280,210	492,486
Deferred consideration	[1]	453,446	300,000
Trade and other payables		$ 2,507,573	$ 1,454,241

[1]	Relates to the acquisition of further technologies from Jimmy Kelley Digital.